Leases - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Lessee Operating Leases [Line Items]
Lessee, Operating Lease, Remaining Lease Term	12 years 3 months
Lessee, Operating Lease, Term of Contract	12 years 3 months
Operating Lease, Payments	$ 250.9
Minimum [Member]
Lessee Operating Leases [Line Items]
Lessee, Operating Lease, Option to Extend	10
Maximum [Member]
Lessee Operating Leases [Line Items]
Lessee, Operating Lease, Option to Extend	12